Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2017
Prepayments and other current assets [Abstract]
Summary of prepayments and other current assets
	As of December 31,
	2016	2017
	RMB	RMB	US$ (Note 2(d))
Prepayments to suppliers	1,368,964	680,723	104,625
Interest income receivable	33,545	42,234	6,491
Prepayment for advertising expenses	36,736	7,950	1,222
Receivable from business partner	33,935	81,940	12,594
Others	159,149	126,616	19,461
Total	1,632,329	939,463	144,393

Summary of provision for other current assets
	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at beginning of year	—	—	25,622	3,938
Provision for doubtful accounts	—	25,622	32,476	4,991
Transfer-out	—	—	(27,466)	(4,221)
Write-offs	—	—	—	—
Balance at end of period	—	25,622	30,632	4,708